Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2019	551	22,245	2,042	24,838
Foreign exchange translation adjustment	—	719	70	789
Balance at December 31, 2020	551	22,964	2,112	25,627
Foreign exchange translation adjustment	—	(226)	(45)	(271)
Balance at December 31, 2021	551	22,738	2,067	25,356
Foreign exchange translation adjustment	—	(2,466)	2	(2,464)
Balance at December 31, 2022	551	20,272	2,069	22,892

Schedule of customer relationship intangible assets

	December 31, 2022			December 31, 2021
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(17,868)	11,917	29,785	(16,438)	13,347
Cayman	16,517	(7,764)	8,753	16,517	(6,663)	9,854
Channel Islands and the UK	89,396	(62,380)	27,016	89,396	(56,030)	33,366
Other	5,563	(1,771)	3,792	5,563	(1,380)	4,183
Total	141,261	(89,783)	51,478	141,261	(80,511)	60,750